Cover	12 Months Ended
Jun. 30, 2022 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2022
Entity File Number	001-38691
Entity Registrant Name	AURORA CANNABIS INC
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	2833
Entity Address, Address Line One	500-10355 Jasper Avenue,
Entity Address, City or Town	Edmonton
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T5J 1Y6
City Area Code	844
Local Phone Number	928-7672
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	ACB
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	297,772,238
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001683541
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, Address Line Two	County of New Castle
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	CORPORATION SERVICE COMPANY